Supplement dated January 26, 2018
to the Statement of Additional Information (SAI) of the following fund (the Fund):
Fund	SAI Dated
Columbia Funds Series Trust II
Columbia European Equity Fund	1/1/2018
Effective on January 22, 2018 (the Effective Date), the Fund’s name changed to Columbia Contrarian Europe Fund. Accordingly, on such Effective Date, all references in the SAI to Columbia European Equity Fund have been deleted and replaced with Columbia Contrarian Europe Fund.
Shareholders should retain this Supplement for future reference.
SUP915_00_026_(01/18)